Document and Entity Information	Mar. 05, 2020
Cover page.
Title of 12(b) Security	Common stock, par value $.0015 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	FL
Entity Central Index Key	0000790703
Document Type	8-K
Document Period End Date	Mar. 05, 2020
Entity Registrant Name	TECH DATA CORPORATION
Entity Address, Address Line One	5350 Tech Data Drive
Entity Address, City or Town	Clearwater
Amendment Flag	false
Entity File Number	0-14625
Entity Tax Identification Number	59-1578329
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	727
Local Phone Number	539-7429
Trading Symbol	TECD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false